Segmental analysis	6 Months Ended
Sep. 30, 2024
Segmental analysis
Segmental analysis

2   Segmental analysis

Operating segments

The Group’s operating segments are established on the basis of those components of the Group that are evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Group has determined the chief operating decision maker to be its Group Chief Executive. The Group has a single group of similar services and products, being the supply of communications services and related products.

In October 2023, the Group announced the disposal of Vodafone Spain which completed on 31 May 2024. In March 2024, the Group announced the planned disposal of Vodafone Italy. Consequently, Vodafone Spain and Vodafone Italy were classified as discontinued operations and they were no longer reporting segments of the Group.

Revenue is attributed to a country based on the location of the Group company reporting the revenue. Transactions between operating segments are charged at arm’s-length prices.

The operating segments for Germany, UK and Africa are individually material for the Group and are each reporting segments for which certain financial information is provided. The aggregation of smaller operating segments into the Other Europe and Turkey reporting segments reflects, in the opinion of management, the similar local market economic characteristics and regulatory environments for each of those operating segments as well as the similar products and services sold and comparable classes of customers. In the case of the Other Europe segment (comprising Albania, Czech Republic, Greece, Ireland, Portugal and Romania), this largely reflects membership or a close association with the European Union, whilst the Turkey segment sits outside the European Union and has different economic and regulatory environment characteristics. Common Functions is a separate reporting segment and comprises activities which are undertaken primarily in central Group entities that do not meet the criteria for aggregation with other reporting segments.

Revenue disaggregation

Revenue reported for the period includes revenue from contracts with customers, comprising service and equipment revenue, as well as other revenue items including revenue from leases and interest revenue arising from transactions with a significant financing component. The tables below and overleaf disaggregate the Group’s revenue by reporting segment.

The table below presents the results for the six months ended 30 September 2024.

			Revenue
			from
			contracts			Total
	Service	Equipment	with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
	€m	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2024
Germany	5,500	443	5,943	171	8	6,122	2,290
UK	2,891	517	3,408	14	26	3,448	707
Other Europe	2,410	322	2,732	61	11	2,804	784
Turkey	1,103	285	1,388	3	—	1,391	394
Africa	2,951	509	3,460	228	17	3,705	1,214
Common Functions[2]	322	21	343	562	1	906	22
Eliminations	(68)	—	(68)	(32)	—	(100)	—
Group	15,109	2,097	17,206	1,007	63	18,276	5,411

Notes:

1.	Other revenue includes lease revenue recognised under IFRS 16 ‘Leases’.
2.	Comprises central teams and business functions.

2   Segmental analysis (continued)

The table below presents the comparative information for the six months ended 30 September 2023.

			Revenue
			from
			contracts			Total
	Service	Equipment	with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
	€m	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2023 Re-presented[2]
Germany	5,722	503	6,225	173	7	6,405	2,527
UK	2,822	526	3,348	17	12	3,377	640
Other Europe	2,366	285	2,651	21	7	2,679	766
Turkey	828	297	1,125	3	—	1,128	254
Africa	2,924	473	3,397	178	15	3,590	1,241
Common Functions[3]	282	24	306	624	(1)	929	(1)
Eliminations	(83)	—	(83)	(42)	—	(125)	—
Group	14,861	2,108	16,969	974	40	17,983	5,427

Notes:

1.	Other revenue includes lease revenue recognised under IFRS 16 ‘Leases’.
2.	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations and are therefore excluded. See note 5 ‘Discontinued operations and assets held for sale’ for more information.
3.	Comprises central teams and business functions.

A reconciliation of Adjusted EBITDAaL, the Group’s measure of segment profit, to the Group’s profit before taxation for the financial period is shown below.

	Six months ended 30 September
		Re-presented[1]
	2024	2023
	€m	€m
Adjusted EBITDAaL	5,411	5,427
Restructuring costs	(58)	(102)
Interest on lease liabilities	220	217
Loss on disposal of property, plant and equipment and intangible assets	(12)	(18)
Depreciation and amortisation on owned assets	(3,672)	(3,613)
Share of results of equity accounted associates and joint ventures	(40)	(51)
Impairment reversal	—	64
Other income/(expense)[2]	533	(67)
Operating profit	2,382	1,857
Investment income[3]	566	368
Financing costs[4]	(843)	(1,395)
Profit before taxation	2,105	830

Notes:

1.	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.
2.	Principally comprises a gain of €714 million in respect of the disposal of part of the Group’s interest in Indus Towers Limited (‘Indus’) (see note 10 ‘Disposals’ for further details), partially offset by €238 million in respect of security arrangements provided to Indus over the Group's 3.0% interest in Indus.
3.	Includes gains of €242 million from debt and equity securities held at Fair value through profit and loss.
4.	Includes a gain of €238 million from the early redemption of bonds prior to their maturity dates.

2   Segmental analysis (continued)

The Group’s non-current assets are disaggregated as follows:

	30 September	31 March
	2024	2024
	€m	€m
Non-current assets[1]
Germany	42,253	42,931
UK	7,871	6,863
Other Europe	7,424	7,564
Turkey	1,784	1,644
Africa	6,579	6,377
Common Functions	2,242	1,972
Group	68,153	67,351

Note:

1.	Comprises goodwill, other intangible assets and property, plant and equipment.